Segment and Related Information - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 245,498		$ 319,991		$ 37,995
Net Loss	(571,502)	$ (2,975,873)	(854,894)	(2,980,184)	(3,565,272)	(8,862)
Depreciation and amortization			21,148		5,298
Capital expenditures			156,000
Goodwill	6,682,416		6,682,416		4,456,250
Total assets	10,164,505		10,164,505		$ 7,754,543	$ 53,356,883
Franchise Royalties and License Fees [Member]
Segment Reporting Information [Line Items]
Revenues			247,000
Net Loss			(9,000)
Depreciation and amortization			2,000
Capital expenditures
Goodwill	2,226,000		2,226,000
Total assets	3,147,000		3,147,000
Company Owned Stores [Member]
Segment Reporting Information [Line Items]
Revenues			50,000
Net Loss			(142,000)
Depreciation and amortization			19,000
Capital expenditures			153,000
Goodwill
Total assets	558,000		558,000
Esports Revenue [Member]
Segment Reporting Information [Line Items]
Revenues			23,000
Net Loss			(97,000)
Depreciation and amortization			103,000
Capital expenditures			3,000
Goodwill	4,456,000		4,456,000
Total assets	5,890,000		5,890,000
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues
Net Loss			(607,000)
Depreciation and amortization
Capital expenditures
Goodwill
Total assets	$ 569,000		$ 569,000